Variable interest entities - Unconsolidated VIE (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable interest entities
Other long-term investments	$ 349.0	$ 269.5	$ 124.8
Total assets	6,258.7	5,823.6	5,166.5
Unconsolidated VIE
Variable interest entities
Other long-term investments	1,525.5	1,378.1	42.3
Total assets	1,525.5	1,378.1	42.3
Other long-term investments
Variable interest entities
Other long term investments	221.5	165.6	100.0
Total assets	221.5	165.6	100.0
On-Balance Sheet
Variable interest entities
Other long term investments	187.3	108.2	32.5
Total assets	187.3	108.2	32.5
Off-Balance Sheet
Variable interest entities
Other long term investments	34.2	57.4	67.5
Total assets	$ 34.2	$ 57.4	$ 67.5